Equity Incentive Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vested	$ 0.00
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding and nonvested	0	581,671	405,156
Granted	405,156	804,035	179,014
Vested		(137,543)	(2,499)
Outstanding and nonvested, December 31,	405,156	1,248,163	581,671
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding and nonvested	$ 0.00	$ 114.66	$ 115.97
Granted	115.97	20.03	111.71
Vested		115.90	116.40
Outstanding and nonvested, December 31,	$ 115.97	$ 53.56	$ 114.66